SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

Allowance for Doubtful Accounts for the Successor and Predecessor years ended December 31, 2014 and 2013 and the Predecessor period from January 1, 2013 to January 31, 2013:

(in millions)	Balance at Beginning of Year	Charged to Expenses	Deductions(1)	Balance at End of Year
Successor
2014	$6.5	$5.1	$1.7	$9.9
2013	—	5.4	(1.1)	6.5
Predecessor
January 1 through January 31, 2013	$29.6	$0.2	$(1.1)	$30.9
2012	31.4	5.0	6.8	29.6

(1)	Deductions include uncollectible accounts written off and foreign currency translation impact.